FIDELITY REAL ESTATE HIGH INCOME FUND
SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 30, 1994
FINANCIAL HIGHLIGHTS: The table reports selected data for a share outstanding throughout the period January 5, 1995 (commencement of operations) to May 31, 1995.























   EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign securities may be unwilling to repay principal and interest when due, and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile.
FIDELITY REAL ESTATE HIGH INCOME FUND
SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 30, 1994
FINANCIAL HIGHLIGHTS: The table reports selected data for a share outstanding throughout the period January 5, 1995 (commencement of operations) to May 31, 1995.























   EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign securities may be unwilling to repay principal and interest when due, and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile. REHI-STK-0196-02 January 5, 1996
REHI-STK-0196-02 January 5, 1996
FINANCIAL HIGHLIGHTS

                                                                        JANUARY 5, 1995
                                                                        (COMMENCEMENT
                                                                        OF
                                                                        OPERATIONS) TO
                                                                        MAY 31, 1995
                                                                        (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                    $ 10.000

Income from Investment Operations                                        .329
Net investment income

 Net realized and unrealized gain (loss)                                 .793

 Total from investment operations                                        1.122

Less Distributions                                                       (.332)
From net investment income

Net asset value, end of period                                          $ 10.790

TOTAL RETURN B                                                           11.36%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                 $ 52,771

Ratio of expenses to average net assets                                  1.12% A

Ratio of net investment income to average net assets                     8.55% A

Portfolio turnover rate                                                  42% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.



       FINANCIAL HIGHLIGHTS

                                                                        JANUARY 5, 1995
                                                                        (COMMENCEMENT
                                                                        OF
                                                                        OPERATIONS) TO
                                                                        MAY 31, 1995
                                                                        (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                    $ 10.000

Income from Investment Operations                                        .329
Net investment income

 Net realized and unrealized gain (loss)                                 .793

 Total from investment operations                                        1.122

Less Distributions                                                       (.332)
From net investment income

Net asset value, end of period                                          $ 10.790

TOTAL RETURN B                                                           11.36%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                                 $ 52,771

Ratio of expenses to average net assets                                  1.12% A

Ratio of net investment income to average net assets                     8.55% A

Portfolio turnover rate                                                  42% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
